Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2023
Provision for credit losses
in	2023	2022		2021
Provision for credit losses (CHF million)
Loans held at amortized cost	895	190		(23)
Other financial assets held at amortized cost	127	(135)	[1]	4,295	[1]
Off-balance sheet credit exposures	6	(40)		(63)
Provision for credit losses	1,028	15		4,209
1 Primarily reflected a provision/(release of provision) for credit losses of CHF (155) million and CHF 4,307 million in 2022 and 2021, respectively, related to Archegos.